REVENUE - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 01, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Contract assets	$ 19,696	$ 21,403
Current contract liabilities	(4,220)	(4,220)
Non-current contract liabilities	(2,145)	(6,276)
Total contract liabilities	(6,365)	(10,496)		$ (62,416)
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(10,496)	(62,416)
Recognition of unearned revenue	4,131	44,104
Deferral of revenue	0	(2,325)
Recognition of deferred revenue	0	10,141
Contract with customer, liability, ending balance	$ (6,365)	(10,496)
Gandria
Change In Contract With Customer Liability [Roll Forward]
Deposit liability, current		2,300
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-31
Change In Contract With Customer Liability [Roll Forward]
Reaming contract term (in years)	2 years
Hilli
Change In Contract With Customer Liability [Roll Forward]
Recognition of unearned revenue	$ 4,100	4,100
Hilli | Deferred revenue
Capitalized Contract Cost [Line Items]
Total contract liabilities	(6,400)	(10,500)
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(10,500)
Contract with customer, liability, ending balance	$ (6,400)	(10,500)
Hilli | Underutilization liability
Capitalized Contract Cost [Line Items]
Non-current contract liabilities				$ (35,800)
Change In Contract With Customer Liability [Roll Forward]
Increase (decrease) in contract with customer, liability		(35,800)
Golar Artic
Capitalized Contract Cost [Line Items]
Non-current contract liabilities		$ (7,800)
Development Agreement
Capitalized Contract Cost [Line Items]
Current contract liabilities			$ (4,200)